Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal and state net operating loss carryforwards	$ 7,302,375	$ 666,888
Capitalized start-up costs	2,483,736	154,791
Capitalized research and development costs	424,390
Patents	57,907
Share-based compensation	242,437
Other	25,405	81,801
Total gross deferred tax assets	10,536,250	903,480
Valuation Allowance	(10,536,250)	(903,480)
Net deferred tax assets